Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The income tax (benefit) provision for the years ended December 31, consists of the following (in thousands):

	2022	2021	2020
Current:
State	$—	$56	$89
Foreign	66	104	170

Current income tax provision	$66	$160	$259
Deferred:
Federal	$(95)	$61	$218
State	(4)	(81)	(50)
Foreign	—	(2)	(70)

Deferred income tax (benefit) provision	(99)	(22)	98

Total income tax (benefit) provision	$(33)	$138	$357

Components of Income Before Taxes
The components of
loss before income taxes for the years ended December 31, were as follows (in thousands):

	2022	2021	2020
Domestic	$(79,262)	$(68,534)	$(77,611)
Foreign	291	380	396

Loss before income taxes	$(78,971)	$(68,154)	$(77,215)

Provision for Income Tax Rate to Statutory Rate Reconciliation
The reconciliation of the (benefit) provision for income taxes at the U.S. federal statutory income tax rate of 21% to the Company’s income tax (benefit) provision for the years ended December 31, is shown below (in thousands):

	2022	2021	2020
Benefit at statutory rate	$(16,584)	$(14,312)	$(16,213)
State taxes, net of federal benefit	(1,367)	(1,139)	(1,372)
Foreign rate differential	5	8	5
Nondeductible expenses	43	420	—
Unrecognized tax benefits including interest and penalties	—	6	11
Unbenefited losses	11,582	14,770	17,337
Valuation allowance	7,397	380	578
Change in value of warrants	(1,144)	—	—
Other	35	5	11

Income tax (benefit) provision	$(33)	$138	$357

Principal Components of the Company's Deferred Tax Assets and Liabilities
The principal components of the Company’s deferred income tax assets and liabilities as of December 31, include the following (in thousands):

	2022	2021
Deferred tax assets:
Capitalized research & experimental expenditures	$7,158	$—
Accruals not yet tax deductible	615	2,379
Stock compensation	524	67
Net operating loss and credit carryforwards	—	1
UNICAP	1	11
Amortization, book in excess of tax	946	258
Lease liability	733	812
Other	—	346

Deferred tax assets before valuation allowance	9,977	3,874
Less: Valuation allowance	(8,312)	(915)

Total deferred tax assets	1,665	2,959

Deferred tax liabilities:
Depreciation, tax in excess of book	$(620)	$(2,283)
Amortization, tax in excess of book	(349)	—
Right-of-use asset	(711)	(790)

Total deferred liabilities	(1,680)	(3,073)

Net deferred tax liability	$(15)	$(114)

Summary of Unrecognized Tax Benefits
The Company recognizes interest and penalties related to unrecognized tax benefits in the income tax (benefit) provision. Changes in the Company’s gross liability for unrecognized tax benefits, excluding interest and penalties, were as follows (in thousands):

	2022	2021
Unrecognized tax benefits, beginning of period	$—	$—
Increase in unrecognized tax benefits for tax positions take in prior period	162	—

Unrecognized tax benefits, end of period	$162	$—